Organization and Nature of Operations - Net (loss)/income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable interest entity
Revenues	¥ 27,009,779	$ 4,238,424	¥ 9,456,609	¥ 284,367
Cost	(21,248,325)	(3,334,326)	(7,907,270)	(284,462)
Expenses	(6,778,774)	(1,063,737)	(2,218,676)	(1,858,519)
Other (expense)/income	187,320	29,395	20,133	(128,799)
(Loss)/Income before income tax expenses	(152,812)	(23,978)	(188,877)	(2,417,874)
Less: income tax expenses	(168,643)	(26,464)	22,847
Net (loss)/income from continuing operations	(321,455)	(50,442)	(166,030)	(2,417,874)
Net (loss)/income from discontinued operations			14,373	(20,662)
Net (loss)/income	(321,455)	(50,442)	(151,657)	(2,438,536)
Net loss attributable to ordinary shareholders of Li Auto Inc.	(321,455)	$ (50,442)	(791,985)	(3,281,607)
VIEs and VIEs' subsidiaries
Variable interest entity
Share of loss from subsidiaries	(13)		(1,179)	(5,783)
Other (expense)/income	2,610,121		40,309	(174,403)
(Loss)/Income before income tax expenses	2,662,162		(458,900)	(1,234,283)
Less: income tax expenses	(117,413)		(36,309)
Net (loss)/income from continuing operations	2,544,749		(495,209)	(1,234,283)
Net (loss)/income from discontinued operations			14,373	(20,662)
Net (loss)/income	2,544,749		(480,836)	(1,254,945)
Less: Net (loss)/income attributable to non- controlling interests			5,075	(5,971)
Net loss attributable to ordinary shareholders of Li Auto Inc.	2,544,749		(475,761)	(1,260,916)
VIEs and VIEs' subsidiaries - Third-party
Variable interest entity
Revenues	6,294,675		8,001,067	284,367
Cost	(20,171,861)		(7,790,586)	(284,462)
Expenses	(2,401,187)		(1,358,507)	(1,675,643)
VIEs and VIEs' subsidiaries - Inter-company
Variable interest entity
Revenues	22,287,788		8,553,798	974,313
Cost	(5,891,611)		(7,877,944)	¥ (352,672)
Expenses	¥ (65,750)		¥ (25,858)